October 3, 2008

Securities and Exchange Commission

450 5th Street., N.W.

Washington, DC 20549

Re:	Registration Statement
On Form N-4 for Separate Account R of
The Guardian Insurance & Annuity Company, Inc.
(File Nos. 333- and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) for certain variable annuity contracts.

This is a new Registration Statement. It is being filed in reliance on Rule 8(b) of the 1940 Act.

Please note that the Registration Statement does not include some of the required exhibits and certain additional updating and financial information, all of which will be included in a pre-effective amendment.

We are seeking an effective date on or before December 31, 2008.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing. Thank you for your attention to this matter.

Very truly yours,

/s/    Stephanie Susens

Stephanie Susens

Senior Counsel